Subsidiaries of the Group	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Subsidiaries of the Group
19. Subsidiaries of the Group

		Country of	% equity interest
Name	Principal activities	incorporation	2021		2020
Urugus S.A.	Manufacturing, Assembly, Integration, Test and Exports	Uruguay	100%		100%
Nettar S.A.	Intermediate Holding	Uruguay	100%		100%
Satellogic USA, Inc.	Sales and marketing, Product strategy and business development	United States	100%		100%
Telluric Ltd.	Image analytics and user interfaces	Israel	100%		100%
Satellogic S.A.	Research and development services and builds prototypes	Argentina	100%		100%
Satellogic Overseas, Inc.	Supplies fund for non-recurrent expenses management	BVI	100	% (1)	100	% (1)
Satellogic Solutions S.L.	Data science solutions and machine learning over the satellite images	Spain	100	% (1)	100	% (1)
Satellogic China, LTD	Sales and marketing	China	100	% (2)	100	% (2)
Satellogic China Beijing Branch	Sales and marketing	China	100	% (3)	100	% (3)
Satellogic North America LLC	Sales and Marketing	United States	100	% (4)		(7)
Satellogic Netherlands B.V.	High throughput plant	The Netherlands	100	% (5)		(7)
Satellogic, Inc	Created to consummate the transaction with CF V	BVI	100%			(7)
MergerSub 1	Created to consummate the transaction with CF V	BVI	100	% (6)		(7)
MergerSub 2	Created to consummate the transaction with CF V	United States	100	% (6)		(7)

(1)	This entity is controlled through Nettar, S.A. an intermediate holding entity of the Group.
(2)	This entity is controlled through Urugus S.A.
(3)	Dependent branch from Satellogic China LTD
(4)	This entity is controlled throug Satellogic USA, Inc
(5)	This entity is controlled by Satellogic Solutions S.L.
(6)	This entity is controlled by Satellogic Inc
(7)	This entity was created during the year ended December 31, 2021.